Employee Benefit Plans and Postretirement Benefits - Net Amounts Recognized in Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other postemployment benefits	$ (1,234)	$ (1,617)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	57	37
Pension, postretirement and other postemployment benefits	(659)	(889)
Net liability recognized at end of year	(602)	(852)
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Other assets	0	0
Pension, postretirement and other postemployment benefits	(159)	(273)
Net liability recognized at end of year	(159)	(273)
Other
Defined Benefit Plan Disclosure [Line Items]
Other assets	0	0
Pension, postretirement and other postemployment benefits	(416)	(455)
Net liability recognized at end of year	$ (416)	$ (455)